Shareholder Report, Holdings (Details)	Aug. 31, 2025
U.S. Government Securities Fund® - Class A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class A | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class C | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class T | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class T | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class T | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class F-1 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class F-1 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class F-2 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class F-2 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class F-3 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class F-3 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-A | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-C | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-E | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-E | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-T | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-T | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-T | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-F-1 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-F-1 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-F-2 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-F-2 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class 529-F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class 529-F-3 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class 529-F-3 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class 529-F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-1 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-1 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-2 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-2 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-2E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-2E | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-2E | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-2E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-3 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-3 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-4 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-4 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-4 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-5E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-5E | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-5E | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-5E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund® - Class R-5 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund® - Class R-5 | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund® - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund® - Class R-5 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund® - Class R-5 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
U.S. Government Securities Fund - Class R-6 [Member] | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.51%
U.S. Government Securities Fund - Class R-6 [Member] | U S Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.46%
U.S. Government Securities Fund - Class R-6 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
U.S. Government Securities Fund - Class R-6 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
U.S. Government Securities Fund - Class R-6 [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.